SHORT-TERM AND LONG-TERM DEBT - Short-term Debt Narrative (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 01, 2016
Short-term Debt [Line Items]
Total short-term debt	$ 398	$ 1,856	$ 1,256
Commercial paper | AB commercial paper (with interest rates of 2.0% and 1.6%)
Short-term Debt [Line Items]
Total short-term debt	$ 398	$ 491	$ 513
Commercial paper, interest rate	2.20%	1.60%	0.90%
Average outstanding balance	$ 372	$ 482
Weighted average interest rate over period	1.90%	1.20%
Commercial paper | AXA Financial commercial paper (with interest rates of 0% and 1.6%)
Short-term Debt [Line Items]
Total short-term debt	$ 0	$ 1,290	$ 743
Commercial paper, interest rate	0.00%	1.60%	1.50%
Maximum amount of short-term unsecured debt allowed under agreement	$ 2,000	$ 2,000
Revolving credit facility
Short-term Debt [Line Items]
Total short-term debt	$ 0	$ 75	$ 0
Line of credit facility, maximum borrowing capacity				$ 200
Interest rate	2.40%	2.40%